Customer and Supplier Concentrations (Details) - Supplier Concentration Risk [Member] - Purchase [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplier One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	16.04%	14.36%	14.72%
Supplier Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	14.92%	12.60%	14.05%
Supplier Three [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.36%
Supplier Four [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.12%